Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Capital Lease [Member]	Dec. 31, 2011 Capital Lease [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Property Plant and Equipment (Textual) [Abstract]
Depreciation expense recognized					$ 27.9	$ 29.0	$ 2.2	$ 27.3
Accumulated depreciation			0.4	0.4	55.1	28.9
Property, Plant and Equipment (Additional Textual) [Abstract]
Increase in carrying value of acquired property, plant and equipment	26.9
Cumulative additions related to capital lease obligations	0.9	1.6
Liabilities for ARO	$ 1.2	$ 1.2